Inventories - summary of inventories (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Inventories [Abstract]
Finished goods and goods for resale	€ 6,776		€ 8,261
Work-in-progress, raw materials and manufacturing supplies	3,783		4,476
Construction contract assets	135		185
Total Inventories	€ 10,694	€ 12,922	€ 12,922